Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Entity Central Index Key	0001193311
Entity Filer Category	Non-accelerated Filer